Private Placements - Additional Information (Detail)	1 Months Ended
Mar. 31, 2026 $ / shares shares
Private Placements [Line Items]
Private placement units sold	400,000
Additional private placement units sold subject to over allotment	37,500
Private placement units sold, price per unit | $ / shares	$ 10
Trust account required amount per public share | $ / shares	$ 10.05
Lock up period	180 days
Sponsor [Member]
Private Placements [Line Items]
Private placement units sold	140,000
Additional private placement units sold subject to over allotment	28,125
EBC [Member]
Private Placements [Line Items]
Private placement units sold	100,000
Additional private placement units sold subject to over allotment	9,375
Third Party Investors [Member]
Private Placements [Line Items]
Private placement units sold	160,000